Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 165,955	$ 276,776
Other current assets	2,586	3,066
Total current assets	168,541	279,842
Non-current assets
Marketable securities	85,724	0
Property, plant and equipment	97	82
Total non-current assets	85,821	82
Total assets	254,362	279,924
Current liabilities
Trade payables	1,868	883
Other current liabilities	2,678	1,866
Total current liabilities	4,546	2,749
Total liabilities	4,546	2,749
Equity attributable to owners
Share capital	1,301	1,301
Additional paid-in capital	291,448	291,448
Other reserves	2,595	366
Foreign currency translation reserve	(13,035)	(5,903)
Accumulated deficit	(32,493)	(10,037)
Total equity	249,816	277,175
Total liabilities and equity	$ 254,362	$ 279,924